[EATON VANCE LOGO]

ANNUAL REPORT AUGUST 31, 2002

[PHOTO OF ADDING MACHINE]

[PHOTO OF NYSE FLAG]

EATON VANCE

GROWTH

FUND

[PHOTO OF STOCK EXCHANGE]

                       IMPORTANT NOTICE REGARDING DELIVERY
                            OF SHAREHOLDER DOCUMENTS

The Securities and Exchange Commission (SEC) permits mutual funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

EATON VANCE, OR YOUR FINANCIAL ADVISER, MAY HOUSEHOLD THE MAILING OF YOUR DOCUMENTS INDEFINITELY UNLESS YOU INSTRUCT EATON VANCE, OR YOUR FINANCIAL ADVISER, OTHERWISE.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2002
LETTER TO SHAREHOLDERS

[PHOTO OF THOMAS E. FAUST, JR.]
Thomas E. Faust, Jr.
President

Eaton Vance Growth Fund Class A shares had a total return of -24.08% during the year ended August 31, 2002. That return was the result of a decrease in net asset value per share (NAV) from $6.27 on August 31, 2001 to $4.76 on August 31, 2002.(1)

Class B shares had a total return of -24.59% for the same period, the result of a decrease in NAV from $12.16 to $9.17.(1)

Class C shares had a total return of -24.62% for the same period, the result of a decrease in NAV from $10.52 to $7.93.(1)

AN UNEVEN ECONOMIC RECOVERY, COUPLED WITH ONGOING UNCERTAINTY ABOUT THE
FUTURE ...

To date, 2002 has seen a disconnect between modestly improving U.S. economic conditions and sinking stock markets. Domestic equity markets have been very weak, as high stock valuations, geopolitical uncertainties, the collapse of the tech/telecom investment bubble, and a crisis of confidence in American business and financial institutions all contributed to the decline.

The Federal Reserve Board, which cut its benchmark Federal Funds interest rate 11 times last year, opted at its most recent meeting on September 24, 2002, to leave rates unchanged. This signaled the Fed's renewed pessimism about the viability of a full-blown economic recovery in the near future, given the crisis in consumer and investor confidence. Stock prices, reflecting the economic uncertainty, remained depressed, despite several sporadic rallies.

AMID UNCERTAINTY, OPPORTUNITIES FOR GROWTH ...

The past year has presented us with an enormously challenging investment environment, one we can be sure will continue for the foreseeable future. Yet we feel confident that the opportunities we've seen in the U.S. equity markets remain in place, and that our team is well positioned to seek out further opportunities going forward. In the pages that follow, portfolio manager Arieh Coll reviews the past year and looks ahead to the coming year.

                             Sincerely,



                             /s/ Thomas E. Faust, Jr.

                             Thomas E. Faust, Jr.
                             President
                             September 30, 2002


FUND INFORMATION
AS OF AUGUST 31, 2002

PERFORMANCE(1)               CLASS A           CLASS B         CLASS C
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                      -24.08%           -24.59%          -24.62%
Five Years                     -4.94             -5.70            -5.76
Ten Years                       3.99              N.A.             N.A.
Life of Fund+                   8.79              3.45             2.85

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                      -28.42%           -28.36%          -25.37%
Five Years                     -6.06             -5.98            -5.76
Ten Years                       3.37              N.A.             N.A.
Life of Fund+                   8.66              3.45             2.85

+Inception Dates - Class A: 8/1/52; Class B: 9/13/94; Class C:11/7/94

TEN LARGEST HOLDINGS(2)
--------------------------------------------------------------------------------
PacifiCare Health Systems, Inc. Class A            5.9%
MIM Corp.                                          5.3
Hotels.com Class A                                 5.3
USA Interactive, Inc.                              4.1
American Pharmaceutical Partners, Inc.             3.9
Hanover Compressor Co.                             3.4
Overture Services, Inc.                            2.8
Hollywood Entertainment Corp.                      2.8
Taro Pharmaceutical Industries Ltd.                2.7
On Assignment, Inc.                                2.4


(1) Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

(2) Ten largest holdings accounted for 38.6% of the Portfolio's net assets. Holdings are subject to change.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

MUTUAL FUND SHARES ARE NOT INSURED BY THE FDIC AND ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL INVESTED.

MANAGEMENT DISCUSSION

AN INTERVIEW WITH ARIEH COLL, VICE PRESIDENT AND
PORTFOLIO MANAGER OF GROWTH PORTFOLIO

[PHOTO OF ARIEH COLL]
Arieh Coll
Portfolio Manager

Q: Arieh, it was another difficult year for growth investors. Can you give us an overview of the Fund's performance?

A: Mr. Coll:Certainly, it is disappointing to have lost 24% in the past year. Nevertheless, Growth Fund did perform in line with its peer group: funds in the Lipper Mid-Cap Growth Classification had an average return of -24.38% for the one-year period ended August 31, 2002.* This gives us some context as to the kind of year equity investors, and growth investors in particular, experienced.

Q:   What, in your opinion, caused the stock market decline?

A: Clearly, there were two events that investors could not have anticipated over the past year:the terrorist attacks of September 11, and the crisis of confidence in corporate leadership that started in April and continues through the current time frame. Before September 11 of last year, the market seemed to be bottoming and we positioned the Fund for a recovery. But then there were two huge declines in the stock market precipitated by unforeseeable events, and the Fund's performance was hurt. In any bear market, growth stocks generally underperform value stocks. We had two of the most rapid and severe bear market corrections in the past 50 years occur in this past year, and that was reflected in the Fund's performance.

Q:   Why do growth funds decline more than value stocks in a down market?

A: Growth funds invest in companies with higher price-to-earnings ratios (P/Es). When the stock market corrects, companies with higher P/Es will almost always go down more than companies with lower P/Es. Because these companies grow faster, investors' confidence in the rate of future growth is impaired. So growth stocks as a group were down more than the blended averages, such as the S&P 500, which is a mix of growth and value stocks.* Again, while we are not happy about the returns of the Fund this year, it is indicative of the kind of year growth investors had.

Q:   Were there specific stocks or sectors that had an impact on performance?

A: Semiconductors were an area where the Fund previously had good returns. The industry was experiencing a cyclical recovery, but the stocks did the unexpected and declined. In the financial sector, we own a credit card company called Capital One. The company is a good one and the stock has been a solid contributor to performance, but it was blindsided by the commencement of an investigation by federal regulators. The investigation yielded no wrong-doing, but even the suggestion of impropriety was enough to alarm an already rattled Wall Street. The stock had a one-day loss of 45%. Because we had a large position, that hurt us.

*It is not possible to invest directly in an Index or a Lipper Classification.



FIVE LARGEST INDUSTRY POSITIONS+
--------------------------------------------------------------------------------
BY TOTAL NET ASSETS
HEALTH SERVICES                     14.9%
DRUGS                               13.7%
BROADCASTING                         7.2%
TRAVEL SERVICES                      7.0%
OIL & GAS-EQUIPMENT AND SERVICES     6.7%


+ Industry positions subject to change due to active management.

Q: Was performance impacted by any of the high-profile frauds and scandals that were in the news in 2002?

A: No, we did not own any of those companies this year. Our team of research analysts at Eaton Vance kept us away from having any exposure to Enron, Worldcom, Adelphia, or ImClone.

Q:   What were the bright spots?

A: Hotels.com, a leading worldwide provider of lodging at a discount, was up about 30% over the past year. We bought stock both before and after September 11, when the price fell as travel came to a temporary standstill. That stock has really been a positive for us. Hollywood Entertainment, the number 2 video rental chain in the U.S., continued to be a high point for us, as consumers increased their rentals of DVDs. We have owned it for a couple of years, and the stock continued to do well. Another consistent name in the Portfolio was Progressive, the auto insurance company, which continued to increase market share and report record earnings per share.

Q:   In this investment climate, is there any optimism for growth investors?

A: Historically, stock prices have followed earnings over time. Earnings have started a recovery since December of last year. Normally, stock prices would reflect that, but the recent wave of corporate scandals and impropriety has created a disconnect between earnings and stock prices. The equity markets have gone down, even though American corporate profits have been on the recovery trail, which is really unprecedented. The historical pattern has been for the stock markets to rise as we exit a recession, often before corporate profits start to go up. This time, the situation is reversed because of the crisis of confidence.

     There are new regulations for corporate governance, under which executives are required to sign affidavits on a company's activities, assuring the government and investors that all accounting is accurate and correct. Going forward, then, this should be less of a worry for investors.

     I believe that, as long as the government continues to do what it can to reinstall confidence in the public markets, eventually the situation will mend itself. It won't be an overnight recovery. But a combination of much lower valuations with rising corporate profits and low interest rates could lead to stronger positive stock market returns after 3 years of losses.

PERFORMANCE

[CHART]

COMPARSION OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN EATON VANCE GROWTH FUND, CLASS A VS. THE S&P 500 INDEX*

AUGUST 31, 1992 - AUGUST 31, 2002

                         EATON VANCE         EATON VANCE GROWTH FUND,    S&P
                         GROWTH FUND,            CLASS A INCLUDING       500
        DATE               CLASS A             MAXIMUM SALES CAHRGE     INDEX
    8/31/92                  10000                    10000               10000
    9/30/92                10141.2                  9557.89            10117.56
   10/31/92                10259.2                  9669.03            10152.29
   11/30/92                10919.5                 10291.41            10497.02
   12/31/92                11053.6                 10417.79             10625.8
    1/31/93                10987.3                 10355.26            10714.55
    2/28/93                10615.7                 10005.08            10860.53
    3/31/93                10895.9                 10269.17            11089.53
    4/30/93                10175.7                  9590.42            10821.49
    5/31/93                10389.1                  9791.53            11110.25
    6/30/93                10295.8                  9703.55            11142.68
    7/31/93                10122.4                  9540.14            11097.81
    8/31/93                10762.6                 10143.47            11517.97
    9/30/93                10869.7                 10244.45            11429.64
   10/31/93                10963.4                 10332.77            11665.92
   11/30/93                10588.6                  9979.51            11554.72
   12/31/93                10776.3                 10156.38            11694.41
    1/31/94                11272.2                 10623.77            12091.61
    2/28/94                11017.5                 10383.76            11763.72
    3/31/94                10251.1                  9661.43            11251.84
    4/30/94                10304.9                  9712.14            11395.99
    5/31/94                  10426                  9826.26            11582.28
    6/30/94                9968.58                  9395.17            11298.85
    7/31/94                10358.7                  9762.86             11669.6
    8/31/94                10708.5                 10092.52            12146.94
    9/30/94                10452.1                  9850.85            11850.15
   10/31/94                10681.6                 10067.21               12116
   11/30/94                10276.5                  9685.39            11675.35
   12/31/94                10300.9                  9708.38             11848.2
    1/31/95                10360.4                  9764.41            12155.25
    2/28/95                10821.1                  10198.7            12628.49
    3/31/95                11149.1                 10507.83            13000.54
    4/30/95                11208.8                 10564.02            13383.07
    5/31/95                  11492                 10830.93             13916.9
    6/30/95                11864.6                 11182.13            14239.85
    7/31/95                12207.4                 11505.23            14711.87
    8/31/95                12416.1                  11701.9            14748.59
    9/30/95                12684.6                    11955            15370.65
   10/31/95                12460.8                 11744.03            15315.73
   11/30/95                12953.3                 12208.17            15987.31
   12/31/95                13311.5                 12545.84            16295.27
    1/31/96                13651.7                  12866.4            16849.24
    2/29/96                13991.8                 13186.97            17005.98
    3/31/96                14092.5                 13281.89            17169.71
    4/30/96                14495.6                 13661.79            17422.62
    5/31/96                14898.7                 14041.69            17871.17
    6/30/96                14635.1                 13793.29             17939.3
    7/31/96                13766.9                 12975.05            17147.19
    8/31/96                  14325                 13501.06            17509.42
    9/30/96                14985.7                 14123.72            18494.02
   10/31/96                15032.3                 14167.67            19003.75
   11/30/96                  15934                 15017.44            20438.94
   12/31/96                15739.4                  14834.1            20034.06
    1/31/97                  16854                 15884.59            21285.02
    2/28/97                16837.2                 15868.67            21452.13
    3/31/97                16077.2                 15152.43            20572.34
    4/30/97                16921.6                 15948.25            21799.39
    5/31/97                18103.7                  17062.4            23125.62
    6/30/97                18796.1                 17714.98            24161.08
    7/31/97                20180.9                 19020.12            26082.47
    8/31/97                19053.7                 17957.74            24622.38
    9/30/97                20083.7                 18928.43             25970.1
   10/31/97                19697.4                 18564.42            25103.74
   11/30/97                20138.8                 18980.43            26264.89
   12/31/97                20229.4                 19065.79            26715.63
    1/31/98                20341.8                 19171.71            27010.83
    2/28/98                22102.5                 20831.14            28957.83
    3/31/98                23207.6                  21872.7            30439.53
    4/30/98                  23807                 22437.61            30745.63
    5/31/98                22795.5                 21484.32            30217.88
    6/30/98                23170.2                 21837.39            31444.41
    7/31/98                22814.3                 21501.98            31110.42
    8/31/98                19330.3                 18218.42            26617.13
    9/30/98                20697.7                 19507.13            28322.32
   10/31/98                  22140                 20866.45            30624.03
   11/30/98                22982.9                 21660.86            32479.34
   12/31/98                23934.3                 22557.53            34349.73
    1/31/99                24122.5                 22734.97            35785.59
    2/28/99                23793.1                 22424.45            34673.57
    3/31/99                23675.4                 22313.54            36060.45
    4/30/99                24922.7                 23489.11            37456.87
    5/31/99                24075.5                 22690.61            36573.62
    6/30/99                25605.2                 24132.34            38601.74
    7/31/99                24522.6                 23112.04            37397.58
    8/31/99                23416.5                 22069.56            37212.44
    9/30/99                22781.1                 21470.69            36193.56
   10/31/99                23793.1                 22424.45            38482.93
   11/30/99                24122.5                 22734.97            39265.17
   12/31/99                25009.7                 23571.15            41576.37
    1/31/00                23670.4                 22308.82            39487.72
    2/29/00                24254.8                 22859.65            38741.01
    3/31/00                23743.4                 22377.67            42528.56
    4/30/00                22696.3                 21390.76            41249.51
    5/31/00                22160.5                 20885.83            40402.75
    6/30/00                22891.1                 21574.37            41398.97
    7/31/00                22793.7                 21482.57            40752.32
    8/31/00                25228.9                 23777.71             43282.2
    9/30/00                25131.5                 23685.91            40997.77
   10/31/00                  23920                 22544.07            40823.88
   11/30/00                21248.4                 20026.16            37607.69
   12/31/00                  22491                 21197.28            37792.19
    1/31/01                23733.6                  22368.4            39132.21
    2/28/01                  20596                 19411.32            35566.36
    3/31/01                17551.7                 16542.08            33314.48
    4/30/01                19912.6                  18767.2             35901.3
    5/31/01                20347.5                  19177.1            36142.14
    6/30/01                21093.1                 19879.77            35262.81
    7/31/01                20067.9                 18913.59            34915.54
    8/31/01                19477.7                 18357.31            32731.96
    9/30/01                16184.8                 15253.84            30088.99
   10/31/01                  17707                 16688.47            30663.08
   11/30/01                19322.4                 18210.92            33014.55
   12/31/01                20005.8                 18855.04            33303.95
    1/31/02                  19167                 18064.53             32818.2
    2/28/02                17986.6                 16951.97            32185.15
    3/31/02                19912.6                  18767.2            33395.75
    4/30/02                20005.8                 18855.04            31371.93
    5/31/02                18732.1                 17654.64            31141.61
    6/30/02                16930.4                 15956.52            28924.17
    7/31/02                14662.6                 13819.22            26670.07
    8/31/02                14786.9                 13936.33            26844.66

PERFORMANCE**                CLASS A           CLASS B          CLASS C
--------------------------------------------------------------------------------
AVERAGE ANNUAL TOTAL RETURNS (AT NET ASSET VALUE)
One Year                       -24.08%          -24.59%          -24.62%
Five Years                      -4.94            -5.70            -5.76
Ten Years                       3.99              N.A.             N.A.
Life of Fund+                   8.79              3.45             2.85

SEC AVERAGE ANNUAL TOTAL RETURNS (INCLUDING SALES CHARGE OR APPLICABLE CDSC)
--------------------------------------------------------------------------------
One Year                      -28.42%           -28.36%          -25.37%
Five Years                     -6.06             -5.98            -5.76
Ten Years                       3.37              N.A.             N.A.
Life of Fund+                   8.66              3.45             2.85

+Inception Dates - Class A: 8/1/52; Class B: 9/13/94; Class C:11/7/94

*    Source: TowersData, Bethesda, MD. Investment operations commenced 8/1/52.

     The chart compares the Fund's total return with that of the S&P 500 Index, an unmanaged index of 500 stocks commonly used as a measure of U.S. stock market performance. Returns are calculated by determining the percentage change in net asset value with all distributions reinvested. The lines on the chart represent the total returns of $10,000 hypothetical investments in the Fund and in the S&P 500 Index. An investment in the Fund's Class B shares on 9/13/94 at net asset value would have grown to $13,108 on August 31, 2002. An investment in the Fund's Class C shares on 11/7/94 at net asset value would have grown to $12,462 on August 31, 2002. Past performance does not predict future performance. The graph and performance table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The Index's total returns do not reflect any commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index. It is not possible to invest directly in an Index.

** Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. SEC returns for Class A reflect the maximum 5.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC.

     Past performance is no guarantee of future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2002
Assets
------------------------------------------------------
Investment in Growth Portfolio, at value
   (identified cost, $92,906,981)         $ 89,799,245
Receivable for Fund shares sold                 23,993
Prepaid expenses                                14,085
------------------------------------------------------
TOTAL ASSETS                              $ 89,837,323
------------------------------------------------------
Liabilities
------------------------------------------------------
Payable for Fund shares redeemed          $    144,553
Payable to affiliate for distribution
   and service fees                             36,908
Accrued expenses                                71,376
------------------------------------------------------
TOTAL LIABILITIES                         $    252,837
------------------------------------------------------
NET ASSETS                                $ 89,584,486
------------------------------------------------------
Sources of Net Assets
------------------------------------------------------
Paid-in capital                           $126,591,792
Accumulated net realized loss from
   Portfolio (computed on the basis of
   identified cost)                        (33,899,570)
Net unrealized depreciation from
   Portfolio (computed on the basis of
   identified cost)                         (3,107,736)
------------------------------------------------------
TOTAL                                     $ 89,584,486
------------------------------------------------------
Class A Shares
------------------------------------------------------
NET ASSETS                                $ 80,121,184
SHARES OUTSTANDING                          16,827,448
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       4.76
MAXIMUM OFFERING PRICE PER SHARE
   (100  DIVIDED BY 94.25 of $4.76)       $       5.05
------------------------------------------------------
Class B Shares
------------------------------------------------------
NET ASSETS                                $  6,972,007
SHARES OUTSTANDING                             760,409
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       9.17
------------------------------------------------------
Class C Shares
------------------------------------------------------
NET ASSETS                                $  2,491,295
SHARES OUTSTANDING                             314,016
NET ASSET VALUE, OFFERING PRICE AND REDEMPTION PRICE
   PER SHARE (NOTE 6)
   (net assets  DIVIDED BY shares of
      beneficial interest outstanding)    $       7.93
------------------------------------------------------

 On sales of $50,000 or more, the offering price of Class A shares is reduced.

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2002
Investment Income
------------------------------------------------------
Dividends allocated from Portfolio (net
   of foreign taxes, $1,115)              $    268,224
Interest allocated from Portfolio               74,620
Expenses allocated from Portfolio             (837,699)
------------------------------------------------------
NET INVESTMENT LOSS FROM PORTFOLIO        $   (494,855)
------------------------------------------------------

Expenses
------------------------------------------------------
Trustees' fees and expenses               $      4,065
Distribution and service fees
   Class A                                     247,928
   Class B                                      91,579
   Class C                                      30,552
Transfer and dividend disbursing agent
   fees                                        189,749
Registration fees                               46,443
Legal and accounting services                   37,013
Custodian fee                                   20,548
Printing and postage                            17,014
Miscellaneous                                    9,337
------------------------------------------------------
TOTAL EXPENSES                            $    694,228
------------------------------------------------------

NET INVESTMENT LOSS                       $ (1,189,083)
------------------------------------------------------

Realized and Unrealized
Gain (Loss) from Portfolio
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(10,861,524)
   Foreign currency transactions                   461
------------------------------------------------------
NET REALIZED LOSS                         $(10,861,063)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(16,323,261)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(16,323,261)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(27,184,324)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(28,373,407)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2002  AUGUST 31, 2001
--------------------------------------------------------------------------
From operations --
   Net investment loss                    $    (1,189,083) $    (1,114,541)
   Net realized loss                          (10,861,063)     (22,097,031)
   Net change in unrealized appreciation
      (depreciation)                          (16,323,261)     (16,482,077)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $   (28,373,407) $   (39,693,649)
--------------------------------------------------------------------------
Distributions to shareholders -- *
From net realized gain
   Class A                                $            --  $   (35,177,482)
   Class B                                             --       (1,944,454)
   Class C                                             --         (390,374)
--------------------------------------------------------------------------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS       $            --  $   (37,512,310)
--------------------------------------------------------------------------
Transactions in shares of beneficial interest --
   Proceeds from sale of shares
      Class A                             $    30,866,294  $     3,487,569
      Class B                                   2,490,380        1,932,839
      Class C                                   3,327,567        1,466,288
   Net asset value of shares issued to
      shareholders in payment of
      distributions declared
      Class A                                          --       30,351,597
      Class B                                          --        1,734,812
      Class C                                          --          374,397
   Cost of shares redeemed
      Class A                                 (35,344,070)     (17,759,115)
      Class B                                  (2,975,533)      (4,466,423)
      Class C                                  (2,700,191)        (962,649)
--------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS
   FROM FUND SHARE TRANSACTIONS           $    (4,335,553) $    16,159,315
--------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $   (32,708,960) $   (61,046,644)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $   122,293,446  $   183,340,090
--------------------------------------------------------------------------
AT END OF YEAR                            $    89,584,486  $   122,293,446
--------------------------------------------------------------------------

 *Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                                CLASS A
                                  -------------------------------------------------------------------
                                                         YEAR ENDED AUGUST 31,
                                  -------------------------------------------------------------------
                                    2002(1)        2001(1)        2000(1)        1999         1998
-----------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $ 6.270       $ 10.360       $  9.950      $ 10.320     $ 10.360
-----------------------------------------------------------------------------------------------------

Income (loss) from operations
-----------------------------------------------------------------------------------------------------
Net investment income (loss)        $(0.057)      $ (0.049)      $ (0.020)     $  0.008     $  0.044
Net realized and unrealized
   gain (loss)                       (1.453)        (1.811)         0.771         2.153        0.111
-----------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(1.510)      $ (1.860)      $  0.751      $  2.161     $  0.155
-----------------------------------------------------------------------------------------------------

Less distributions*
-----------------------------------------------------------------------------------------------------
From net investment income          $    --       $     --       $     --      $ (0.039)    $     --
From net realized gain                   --         (2.230)        (0.341)       (2.492)      (0.195)
-----------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $    --       $ (2.230)      $ (0.341)     $ (2.531)    $ (0.195)
-----------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 4.760       $  6.270       $ 10.360      $  9.950     $ 10.320
-----------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (24.08)%       (22.80)%         7.74%        21.14%        1.45%
-----------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
-----------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $80,121       $109,847       $164,388      $171,752     $159,602
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)               1.29%          1.23%          1.09%         1.03%        1.08%
   Interest expense(3)                   --           0.04%          0.01%           --           --
   Net investment income
      (loss)                          (0.99)%        (0.70)%        (0.21)%        0.09%        0.37%
Portfolio Turnover of the
   Portfolio                            282%           301%           274%           34%          55%
-----------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               CLASS B
                                  -----------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------------
                                    2002(1)        2001(1)        2000(1)        1999        1998
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $12.160        $18.140        $17.330      $16.490     $16.560
---------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------
Net investment loss                 $(0.196)       $(0.195)       $(0.180)     $(0.135)    $(0.079)
Net realized and unrealized
   gain (loss)                       (2.794)        (3.555)         1.331        3.467       0.204
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(2.990)       $(3.750)       $ 1.151      $ 3.332     $ 0.125
---------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------
From net realized gain                   --         (2.230)        (0.341)      (2.492)     (0.195)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $    --        $(2.230)       $(0.341)     $(2.492)    $(0.195)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 9.170        $12.160        $18.140      $17.330     $16.490
---------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (24.59)%       (23.53)%         6.74%       20.28%       0.72%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 6,972        $ 9,863        $16,178      $18,553     $17,359
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)               2.04%          1.98%          1.94%        1.85%       1.93%
   Interest expense(3)                   --           0.04%          0.01%          --          --
   Net investment loss                (1.74)%        (1.44)%        (1.05)%      (0.74)%     (0.48)%
Portfolio Turnover of the
   Portfolio                            282%           301%           274%          34%         55%
---------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

FINANCIAL HIGHLIGHTS

                                                               CLASS C
                                  -----------------------------------------------------------------
                                                        YEAR ENDED AUGUST 31,
                                  -----------------------------------------------------------------
                                    2002(1)        2001(1)        2000(1)        1999        1998
---------------------------------------------------------------------------------------------------
Net asset value -- Beginning
   of year                          $10.520        $16.000        $15.330      $14.840     $14.940
---------------------------------------------------------------------------------------------------

Income (loss) from operations
---------------------------------------------------------------------------------------------------
Net investment loss                 $(0.172)       $(0.172)       $(0.159)     $(0.109)    $(0.079)
Net realized and unrealized
   gain (loss)                       (2.418)        (3.078)         1.170        3.091       0.174
---------------------------------------------------------------------------------------------------
TOTAL INCOME (LOSS) FROM
   OPERATIONS                       $(2.590)       $(3.250)       $ 1.011      $ 2.982     $ 0.095
---------------------------------------------------------------------------------------------------

Less distributions*
---------------------------------------------------------------------------------------------------
From net realized gain                   --         (2.230)        (0.341)      (2.492)     (0.195)
---------------------------------------------------------------------------------------------------
TOTAL DISTRIBUTIONS                 $    --        $(2.230)       $(0.341)     $(2.492)    $(0.195)
---------------------------------------------------------------------------------------------------

NET ASSET VALUE -- END OF YEAR      $ 7.930        $10.520        $16.000      $15.330     $14.840
---------------------------------------------------------------------------------------------------

TOTAL RETURN(2)                      (24.62)%       (23.56)%         6.70%       20.16%       0.60%
---------------------------------------------------------------------------------------------------

Ratios/Supplemental Data
---------------------------------------------------------------------------------------------------
Net assets, end of year (000's
   omitted)                         $ 2,491        $ 2,584        $ 2,774      $ 3,244     $ 2,316
Ratios (As a percentage of
   average daily net assets):
   Operating expenses(3)               2.04%          1.98%          1.94%        1.91%       1.94%
   Interest expense(3)                   --           0.04%          0.01%          --          --
   Net investment loss                (1.75)%        (1.48)%        (1.05)%      (0.80)%     (0.51)%
Portfolio Turnover of the
   Portfolio                            282%           301%           274%          34%         55%
---------------------------------------------------------------------------------------------------

 (1) Net investment loss per share was computed using average shares outstanding.
 (2) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed reinvested at the net asset value on the reinvestment date. Total return is not computed on an annualized basis.
 (3)  Includes the Fund's share of its Portfolio's allocated expenses.
 * Certain prior year amounts have been reclassified to conform to the current year presentation.

                       SEE NOTES TO FINANCIAL STATEMENTS

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Eaton Vance Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund offers three classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase.
   Class B and Class C shares are sold at net asset value and are subject to a contingent deferred sales charge (see Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses and net investment income, other than class specific expenses, are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Each class of shares differs in its distribution plan and certain other class specific expenses. The Fund invests all of its investable assets in interests in Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (approximately 99.9% at August 31, 2002). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

   The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuation -- Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

 B Income -- The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

 C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Fund or the Portfolio maintains with IBT. All significant credit balances used to reduce the Fund's and the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations.

 D Federal Taxes -- The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable income, including any net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 2002, the Fund for federal income tax purposes, had a capital loss carryover of $29,954,411 which will reduce the Fund's taxable income arising from future net realized gain on investment transactions, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. The capital loss carryover will expire as follows: $71,466 on August 31, 2009 and $29,882,945 on August 31, 2010. At August 31, 2002, net
   capital losses of $1,790,215 attributable to security transactions incurred after October 31, 2001, are treated as arising on the first day of the Fund's next taxable year. At August 31,2002, the Fund did not have any undistributed ordinary income on a tax basis.

 E Other -- Investment transactions are accounted for on a trade-date basis.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Distributions to Shareholders
-------------------------------------------
   It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the net investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated to the Fund by the Portfolio, if any. Shareholders may reinvest all distributions in shares of the

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   Fund at the per share net asset value as of the close of business on the ex-dividend date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. These differences primarily relate to net operating losses.

3 Shares of Beneficial Interest
-------------------------------------------
   The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Such shares may be issued in a number of different series (such as the Fund) and classes. Transactions in Fund shares were as follows:

                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS A                                   2002         2001
    ------------------------------------------------------------------
    Sales                                       5,199,073      511,844
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       --    3,751,383
    Redemptions                                (5,903,088)  (2,602,218)
    ------------------------------------------------------------------
    NET INCREASE (DECREASE)                      (704,015)   1,661,009
    ------------------------------------------------------------------

                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS B                                   2002         2001
    ------------------------------------------------------------------
    Sales                                         214,216      141,177
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       --      109,375
    Redemptions                                  (265,051)    (331,106)
    ------------------------------------------------------------------
    NET DECREASE                                  (50,835)     (80,554)
    ------------------------------------------------------------------

                                               YEAR ENDED AUGUST 31,
                                              ------------------------
    CLASS C                                   2002         2001
    ------------------------------------------------------------------
    Sales                                         342,866      125,303
    Issued to shareholders electing to
     receive payments of distributions in
     Fund shares                                       --       27,308
    Redemptions                                  (274,446)     (80,385)
    ------------------------------------------------------------------
    NET INCREASE                                   68,420       72,226
    ------------------------------------------------------------------

4 Transactions with Affiliates
-------------------------------------------
   Eaton Vance Management (EVM) serves as the Administrator of the Fund, but receives no compensation. The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. Effective August 1, 2002, EVM serves as the sub-transfer agent of the Fund and receives an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. The Fund was informed that Eaton Vance Distributors, Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received $4,279 as its portion of the sales charge on sales of Class A shares for the year ended August 31, 2002.

   Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5 Distribution and Service Plans
-------------------------------------------
   The Fund has in effect distribution plans for Class B Shares (Class B Plan) and Class C Shares (Class C Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940 and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 5% and 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see
   Note 6) and daily amounts theretofore paid to EVD by each respective class. The Fund paid or accrued $68,684 and $22,914 for Class B and Class C shares, respectively, to or payable to EVD for the year ended August 31, 2002, representing 0.75% of the average daily net assets for Class B and Class C shares. At August 31, 2002, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $90,000 and $563,000 for Class B and Class C shares, respectively.

   The Plans authorize each class to make payments of service fees to EVD, investment dealers and other persons in

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   amounts not exceeding 0.25% of the Fund's average daily net assets attributable to Class A, Class B and Class C shares for each fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD. Service fee payments for the year ended August 31, 2002 amounted to $247,928, $22,895, and $7,638 for Class A, Class B, and Class C shares, respectively.

6 Contingent Deferred Sales Charge
-------------------------------------------
   Class A shares purchased at net asset value in amounts of $1 million or more but less than $5 million are subject to a 1.00% CDSC if redeemed within one year of purchase. A contingent deferred sales charge (CDSC) generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Plans (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be credited to the Fund. The Fund was informed that EVD received approximately $53,000 and $1,000 of CDSC paid by shareholders for Class B and Class C shares, respectively, for the year ended August 31, 2002.

7 Investment Transactions
-------------------------------------------
   Increases and decreases in the Fund's investment in the Portfolio aggregated $36,676,915 and $41,664,990 respectively, for the year ended August 31, 2002.

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND SHAREHOLDERS
OF EATON VANCE GROWTH FUND:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Eaton Vance Growth Fund (the Fund) at August 31, 2002, and the results of its operations, the changes in its net assets and the financial highlights for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and the financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 4, 2002

GROWTH PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS

COMMON STOCKS -- 96.3%

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Advertising -- 1.7%
---------------------------------------------------------------
Getty Images, Inc.(1)                      60,000   $ 1,081,200
TMP Worldwide, Inc.(1)                     44,000       480,480
---------------------------------------------------------------
                                                    $ 1,561,680
---------------------------------------------------------------
Aerospace and Defense -- 1.9%
---------------------------------------------------------------
Alliant Techsystems, Inc.(1)               25,500   $ 1,739,610
---------------------------------------------------------------
                                                    $ 1,739,610
---------------------------------------------------------------
Agricultural Services -- 2.2%
---------------------------------------------------------------
Monsanto Co.                              110,000   $ 2,020,700
---------------------------------------------------------------
                                                    $ 2,020,700
---------------------------------------------------------------
Broadcasting -- 7.2%
---------------------------------------------------------------
Clear Channel Communications, Inc.(1)      16,000   $   546,880
Cumulus Media, Inc. Class A(1)             42,500       593,300
Radio One, Inc. Class A(1)                 21,800       345,530
SBS Broadcasting S.A.(1)                   35,000       516,250
USA Interactive (Private
Placement)(1)(2)                           35,800       728,494
USA Interactive, Inc.(1)                  173,000     3,705,660
---------------------------------------------------------------
                                                    $ 6,436,114
---------------------------------------------------------------
Chemicals -- 0.5%
---------------------------------------------------------------
IMC Global, Inc.                           36,000   $   476,640
---------------------------------------------------------------
                                                    $   476,640
---------------------------------------------------------------
Computer Software & Services -- 4.3%
---------------------------------------------------------------
Concord EFS, Inc.(1)                       99,000   $ 2,020,590
Electronic Data Systems Corp.              46,000     1,851,960
---------------------------------------------------------------
                                                    $ 3,872,550
---------------------------------------------------------------
Computers and Business Equipment -- 2.3%
---------------------------------------------------------------
Insight Enterprises, Inc.(1)              104,000   $ 1,171,040
McData Corp. Class B(1)                    90,000       875,700
---------------------------------------------------------------
                                                    $ 2,046,740
---------------------------------------------------------------
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------
Consumer Products -- 1.2%
---------------------------------------------------------------
Nautilas Group, Inc.(1)                    33,000   $ 1,046,430
---------------------------------------------------------------
                                                    $ 1,046,430
---------------------------------------------------------------
Diversified Manufacturing and Services -- 1.5%
---------------------------------------------------------------
Tyco International Ltd.                    85,000   $ 1,333,650
---------------------------------------------------------------
                                                    $ 1,333,650
---------------------------------------------------------------
Drugs -- 13.7%
---------------------------------------------------------------
aaiPharma, Inc.(1)                         43,500   $   693,825
Alpharma, Inc. Class A                    200,000     2,024,000
American Pharmaceutical Partners,
Inc.(1)                                   230,600     3,507,426
AmerisourceBergen Corp.                    15,000     1,087,650
Andrx Group(1)                             40,000       985,200
King Pharmaceuticals, Inc.(1)              75,000     1,598,250
Taro Pharmaceutical Industries Ltd.(1)     80,000     2,400,000
---------------------------------------------------------------
                                                    $12,296,351
---------------------------------------------------------------
Electronics - Instruments -- 1.7%
---------------------------------------------------------------
Flextronics International Ltd.(1)         160,000   $ 1,515,200
---------------------------------------------------------------
                                                    $ 1,515,200
---------------------------------------------------------------
Entertainment -- 0.9%
---------------------------------------------------------------
The Walt Disney Co.                        50,000   $   784,000
---------------------------------------------------------------
                                                    $   784,000
---------------------------------------------------------------
Financial Services -- 4.2%
---------------------------------------------------------------
Capital One Financial Corp.                36,000   $ 1,284,120
Doral Financial Corp.                      20,000       847,800
SunGard Data Systems, Inc.(1)              65,000     1,602,250
---------------------------------------------------------------
                                                    $ 3,734,170
---------------------------------------------------------------
Health Insurance -- 1.2%
---------------------------------------------------------------
Anthem, Inc.(1)                            17,000   $ 1,072,870
---------------------------------------------------------------
                                                    $ 1,072,870
---------------------------------------------------------------
Health Services -- 14.9%
---------------------------------------------------------------
Cross Country, Inc.(1)                     84,000   $ 1,202,040
MIM Corp.(1)                              439,600     4,743,284
On Assignment, Inc.(1)                    210,000     2,121,000

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

SECURITY                                  SHARES    VALUE
---------------------------------------------------------------

Health Services (continued)
---------------------------------------------------------------
PacifiCare Health Systems, Inc. Class
A(1)                                      231,200   $ 5,315,288
---------------------------------------------------------------
                                                    $13,381,612
---------------------------------------------------------------
Insurance -- 2.2%
---------------------------------------------------------------
Ace Ltd.                                   28,000   $   890,680
Kingsway Financial Services, Inc.(1)      130,700     1,073,047
---------------------------------------------------------------
                                                    $ 1,963,727
---------------------------------------------------------------
Internet Services -- 5.1%
---------------------------------------------------------------
Alloy, Inc.(1)                             42,500   $   457,300
Overture Services, Inc.(1)                125,000     2,531,500
WebEx Communications, Inc.(1)             110,500     1,627,665
---------------------------------------------------------------
                                                    $ 4,616,465
---------------------------------------------------------------
Investment Services -- 0.9%
---------------------------------------------------------------
E*Trade Group, Inc.(1)                    190,000   $   824,600
---------------------------------------------------------------
                                                    $   824,600
---------------------------------------------------------------
Medical Products -- 2.1%
---------------------------------------------------------------
Cyberonics, Inc.(1)                        20,000   $   370,000
Cytyc Corp.(1)                            112,000     1,102,080
Meridian Medical Technologies, Inc.(1)     15,000       453,900
---------------------------------------------------------------
                                                    $ 1,925,980
---------------------------------------------------------------
Oil and Gas - Equipment and Services -- 6.7%
---------------------------------------------------------------
GlobalSantafe Corp.                        45,000   $   990,000
Hanover Compressor Co.(1)                 270,000     3,051,000
Kinder Morgan Management, LLC(1)           30,000       960,300
Kinder Morgan, Inc.                        12,000       494,280
Quicksilver Resources, Inc.(1)             25,500       497,250
---------------------------------------------------------------
                                                    $ 5,992,830
---------------------------------------------------------------
Retail -- 6.0%
---------------------------------------------------------------
Advance Auto Parts, Inc.(1)                10,000   $   522,500
CSK Auto Corp.(1)                          40,000       506,000
SECURITY                                  SHARES    VALUE
---------------------------------------------------------------

Retail (continued)
---------------------------------------------------------------

GameStop Corp.(1)                          88,600   $ 1,842,880
Hollywood Entertainment Corp.(1)          185,000     2,497,500
---------------------------------------------------------------
                                                    $ 5,368,880
---------------------------------------------------------------
Semiconductor Equipment -- 1.7%
---------------------------------------------------------------
ASM International N.V.(1)                  46,525   $   582,493
Cabot Microelectronics Corp.(1)            22,000       933,900
---------------------------------------------------------------
                                                    $ 1,516,393
---------------------------------------------------------------
Semiconductors -- 1.4%
---------------------------------------------------------------
LSI Logic Corp.(1)                         50,000   $   366,500
SIPEX Corp.(1)                            115,200       345,600
SIPEX Corp. (Private Placement)(1)(2)     210,000       525,000
---------------------------------------------------------------
                                                    $ 1,237,100
---------------------------------------------------------------
Software -- 1.7%
---------------------------------------------------------------
Activision, Inc.(1)                        19,000   $   529,530
Eidos PLC(1)(3)                           560,000     1,039,528
---------------------------------------------------------------
                                                    $ 1,569,058
---------------------------------------------------------------
Telecom Equipment -- 1.3%
---------------------------------------------------------------
Nokia Oyj ADR                              90,000   $ 1,196,100
---------------------------------------------------------------
                                                    $ 1,196,100
---------------------------------------------------------------
Telecommunications - Services -- 0.8%
---------------------------------------------------------------
IDT Corp.(1)                               40,000   $   706,000
---------------------------------------------------------------
                                                    $   706,000
---------------------------------------------------------------
Travel Services -- 7.0%
---------------------------------------------------------------
Expedia, Inc. Class A(1)                   30,500   $ 1,538,420
Hotels.com Class A(1)                     113,500     4,726,140
---------------------------------------------------------------
                                                    $ 6,264,560
---------------------------------------------------------------
Total Common Stocks
   (identified cost $89,607,755)                    $86,500,010
---------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2002

PORTFOLIO OF INVESTMENTS CONT'D

COMMERCIAL PAPER -- 3.7%

                                          PRINCIPAL
                                          AMOUNT
SECURITY                                  (000'S OMITTED)  VALUE
----------------------------------------------------------------------
General Electric Capital Corp., 1.89%,
9/3/02                                      $     3,259    $ 3,258,648
----------------------------------------------------------------------
Total Commercial Paper
   (at amortized cost, $3,258,648)                         $ 3,258,648
----------------------------------------------------------------------
Total Investments -- 100.0%
   (identified cost $92,866,403)                           $89,758,658
----------------------------------------------------------------------
Other Assets, Less Liabilities -- 0.0%                     $    40,603
----------------------------------------------------------------------
Net Assets -- 100.0%                                       $89,799,261
----------------------------------------------------------------------

 (1)  Non-income producing security.
 (2) Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.
 (3)  Foreign security.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES

AS OF AUGUST 31, 2002
Assets
-----------------------------------------------------
Investments, at value (identified cost,
   $92,866,403)                           $89,758,658
Cash                                            1,242
Receivable for investments sold             1,030,681
Interest and dividends receivable              11,374
Prepaid expenses                                  442
-----------------------------------------------------
TOTAL ASSETS                              $90,802,397
-----------------------------------------------------
Liabilities
-----------------------------------------------------
Payable for investments purchased         $   996,804
Accrued expenses                                6,332
-----------------------------------------------------
TOTAL LIABILITIES                         $ 1,003,136
-----------------------------------------------------
NET ASSETS APPLICABLE TO INVESTORS'
   INTEREST IN PORTFOLIO                  $89,799,261
-----------------------------------------------------

Sources of Net Assets
-----------------------------------------------------
Net proceeds from capital contributions
   and withdrawals                        $92,907,006
Net unrealized depreciation (computed on
   the basis of identified cost)           (3,107,745)
-----------------------------------------------------
TOTAL                                     $89,799,261
-----------------------------------------------------

STATEMENT OF OPERATIONS

FOR THE YEAR ENDED
AUGUST 31, 2002
Investment Income
------------------------------------------------------
Dividends (net of foreign taxes, $1,115)  $    268,224
Interest                                        74,620
------------------------------------------------------
TOTAL INVESTMENT INCOME                   $    342,844
------------------------------------------------------

Expenses
------------------------------------------------------
Investment adviser fee                    $    697,225
Trustees' fees and expenses                      9,964
Custodian fee                                   87,601
Legal and accounting services                   30,618
Miscellaneous                                   12,291
------------------------------------------------------
TOTAL EXPENSES                            $    837,699
------------------------------------------------------

NET INVESTMENT LOSS                       $   (494,855)
------------------------------------------------------

Realized and Unrealized Gain (Loss)
------------------------------------------------------
Net realized gain (loss) --
   Investment transactions (identified
      cost basis)                         $(10,861,524)
   Foreign currency transactions                   461
------------------------------------------------------
NET REALIZED LOSS                         $(10,861,063)
------------------------------------------------------
Change in unrealized appreciation
   (depreciation) --
   Investments (identified cost basis)    $(16,323,265)
------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION
   (DEPRECIATION)                         $(16,323,265)
------------------------------------------------------

NET REALIZED AND UNREALIZED LOSS          $(27,184,328)
------------------------------------------------------

NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $(27,679,183)
------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

STATEMENTS OF CHANGES IN NET ASSETS

INCREASE (DECREASE)                       YEAR ENDED       YEAR ENDED
IN NET ASSETS                             AUGUST 31, 2002  AUGUST 31, 2001
--------------------------------------------------------------------------
From operations --
   Net investment loss                    $      (494,855) $      (290,137)
   Net realized loss                          (10,861,063)     (22,097,035)
   Net change in unrealized appreciation
      (depreciation)                          (16,323,265)     (16,482,079)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   OPERATIONS                             $   (27,679,183) $   (38,869,251)
--------------------------------------------------------------------------
Capital transactions --
   Contributions                          $    36,676,915  $     6,876,532
   Withdrawals                                (41,664,990)     (29,093,483)
--------------------------------------------------------------------------
NET DECREASE IN NET ASSETS FROM
   CAPITAL TRANSACTIONS                   $    (4,988,075) $   (22,216,951)
--------------------------------------------------------------------------

NET DECREASE IN NET ASSETS                $   (32,667,258) $   (61,086,202)
--------------------------------------------------------------------------

Net Assets
--------------------------------------------------------------------------
At beginning of year                      $   122,466,519  $   183,552,721
--------------------------------------------------------------------------
AT END OF YEAR                            $    89,799,261  $   122,466,519
--------------------------------------------------------------------------

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2002

FINANCIAL STATEMENTS CONT'D

SUPPLEMENTARY DATA

                                                     YEAR ENDED AUGUST 31,
                                  ------------------------------------------------------------
                                    2002        2001         2000         1999         1998
----------------------------------------------------------------------------------------------
Ratios/Supplemental Data
----------------------------------------------------------------------------------------------
Ratios (As a percentage of average daily
   net assets):
   Operating expenses                0.75%        0.73%        0.72%        0.71%        0.71%
   Interest expense                    --         0.04%        0.01%          --           --
   Net investment income
      (loss)                        (0.44)%      (0.20)%       0.16%        0.40%        0.73%
Portfolio Turnover                    282%         301%         274%          34%          55%
----------------------------------------------------------------------------------------------
TOTAL RETURN(1)                    (23.66)%         --           --           --           --
----------------------------------------------------------------------------------------------
NET ASSETS, END OF YEAR (000'S
   OMITTED)                       $89,799     $122,467     $183,553     $193,824     $180,258
----------------------------------------------------------------------------------------------

 (1) Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS

GROWTH PORTFOLIO AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS

1 Significant Accounting Policies
-------------------------------------------
   Growth Portfolio (the Portfolio) is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Portfolio, which was organized as a trust under the laws of the State of New York on May 1, 1992, seeks to achieve capital growth. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America.

 A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

 B Income -- Interest income is determined on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Dividend income may include dividends that represent returns of capital for federal income tax purposes.

 C Income Taxes -- The Portfolio is treated as a partnership for United States federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.

 D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of total expenses in the Statement of Operations. For the year ended August 31, 2002, $601 of credit balances were used to reduce the Portfolio's custodian fee.

 E Other -- Investment transactions are accounted for on a trade date basis.
   Realized gains and losses are computed based on the specific identification of the securities sold.

 F Use of Estimates -- The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2 Investment Adviser Fee and Other Transactions with Affiliates
-------------------------------------------
   The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. Pursuant to the advisory agreement, BMR receives a monthly fee at the annual rate of 0.625% of the Portfolio's average daily net assets. For the year ended August 31, 2002, the fee amounted to $697,225. Except as to the Trustees of the Portfolio, who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser fee. Certain officers and Trustees of the Portfolio are officers of the above organizations. Trustees of the Portfolio that are not affiliated with the Investment Adviser may elect to defer receipt of all or a percentage of their annual fees in

GROWTH PORTFOLIO AS OF AUGUST 31, 2002

NOTES TO FINANCIAL STATEMENTS CONT'D

   accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended August 31, 2002, no significant amounts have been deferred.

3 Investment Transactions
-------------------------------------------
   Purchases and sales of investments, other than short-term obligations, aggregated $305,684,237 and $313,371,270, respectively, for the year ended August 31, 2002.

4 Federal Income Tax Basis of Unrealized Appreciation (Depreciation)
-------------------------------------------
   The cost and unrealized appreciation (depreciation) in value of the investments owned at August 31, 2002, as computed on a federal income tax basis, were as follows:

    AGGREGATE COST                            $ 95,021,347
    ------------------------------------------------------
    Gross unrealized appreciation             $  5,624,542
    Gross unrealized depreciation              (10,887,231)
    ------------------------------------------------------
    NET UNREALIZED DEPRECIATION               $ (5,262,689)
    ------------------------------------------------------

5 Line of Credit
-------------------------------------------
   The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the year ended
   August 31, 2002.

GROWTH PORTFOLIO AS OF AUGUST 31, 2002

INDEPENDENT ACCOUNTANTS' REPORT

TO THE TRUSTEES AND INVESTORS
OF GROWTH PORTFOLIO:
---------------------------------------------

In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and the related statements of operations and of changes in net assets and the supplementary data present fairly, in all material respects, the financial position of Growth Portfolio (the "Portfolio") at August 31, 2002, and the results of its operations, the changes in its net assets and the supplementary data for the periods indicated in conformity with accounting principles generally accepted in the United States of America. These financial statements and supplementary data (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 4, 2002

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2002

MANAGEMENT AND ORGANIZATION

FUND MANAGEMENT. The Trustees of Eaton Vance Growth Trust (the Trust) and the Growth Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and Portfolio's affairs. The Trustees and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Trustees and officers of the Trust and the Portfolio hold indefinite terms of office. The business address of each Trustee and officer is The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109.

INTERESTED TRUSTEE(S)

                           POSITION(S)                 TERM OF
         NAME               WITH THE                 OFFICE AND
       AND DATE             TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
       OF BIRTH             PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Jessica M. Bibliowicz    Trustee          Since 1998                          President and Chief Executive Officer of
DOB: 11/28/59                                                                 National Financial Partners (financial
                                                                              services company) (since April 1999).
                                                                              President and Chief Operating Officer of
                                                                              John A. Levin & Co. (registered
                                                                              investment advisor) (July 1997 to April
                                                                              1999) and a Director of Baker,
                                                                              Fentress & Company, which owns John A.
                                                                              Levin & Co. (July 1997 to April 1999).
                                                                              Ms. Bibliowicz is an interested person
                                                                              because of her affiliation with a
                                                                              brokerage firm.
James B. Hawkes          Trustee          Trustee of the Trust since 1989;    Chairman, President and Chief Executive
DOB: 11/9/41                              of the Portfolio since 1992         Officer of BMR, EVM and their corporate
                                                                              parent and trustee, Eaton Vance Corp.
                                                                              (EVC) and Eaton Vance, Inc. (EV),
                                                                              respectively; Director of EV; Vice
                                                                              President and Director of EVD. President
                                                                              Trustee and/or officer of 178 investment
                                                                              companies in the Eaton Vance Fund
                                                                              Complex. Mr. Hawkes is an interested
                                                                              person because of his positions with
                                                                              BMR, EVM and EVC, which are affiliates
                                                                              of the Trust and the Portfolio.
----------------------------------------------------------------------------------------------------------------------


         NAME             NUMBER OF PORTFOLIOS
       AND DATE              IN FUND COMPLEX                 OTHER DIRECTORSHIPS
       OF BIRTH          OVERSEEN BY TRUSTEE(1)                      HELD
-----------------------
Jessica M. Bibliowicz                   173                          None
DOB: 11/28/59

James B. Hawkes                         178                    Director of EVC
DOB: 11/9/41

-----------------------

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

NONINTERESTED TRUSTEE(S)

                           POSITION(S)                 TERM OF
         NAME               WITH THE                 OFFICE AND
       AND DATE             TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
       OF BIRTH             PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Donald R. Dwight         Trustee          Trustee of the Trust since 1989:    President of Dwight Partners, Inc.
DOB: 3/26/31                              of the Portfolio since 1993         (corporate relations and communications
                                                                              company).
Samuel L. Hayes, III     Trustee          Trustee of the Trust since 1989;    Jacob H. Schiff Professor of Investment
DOB: 2/23/35                              of the Portfolio since 1993         Banking Emeritus, Harvard University
                                                                              Graduate School of Business
                                                                              Administration.
Norton H. Reamer         Trustee          Trustee of the Trust since 1989;    President, Unicorn Corporation (an
DOB: 9/21/35                              of the Portfolio since 1993         investment and financial advisory
                                                                              services company) (since September
                                                                              2000). Chairman, Hellman, Jordan
                                                                              Management Co., Inc. (an investment
                                                                              management company) (since November
                                                                              2000). Advisory Director, Berkshire
                                                                              Capital Corporation (investment banking
                                                                              firm) (since June 2002). Formerly,
                                                                              Chairman of the Board, United Asset
                                                                              Management Corporation (a holding
                                                                              company owning institutional investment
                                                                              management firms) and Chairman,
                                                                              President and Director, UAM Funds
                                                                              (mutual funds).
Lynn A. Stout            Trustee          Since 1998                          Professor of Law, University of
DOB: 9/14/57                                                                  California at Los Angeles School of Law
                                                                              (since July 2001). Formerly, Professor
                                                                              of Law, Georgetown University Law
                                                                              Center.
Jack L. Treynor          Trustee          Trustee of the Trust since 1989;    Investment Adviser and Consultant.
DOB: 2/21/30                              of the Portfolio since 1993
----------------------------------------------------------------------------------------------------------------------


         NAME             NUMBER OF PORTFOLIOS
       AND DATE              IN FUND COMPLEX                 OTHER DIRECTORSHIPS
       OF BIRTH          OVERSEEN BY TRUSTEE(1)                      HELD
-----------------------
Donald R. Dwight                        178          Trustee/Director of the Royce Funds
DOB: 3/26/31                                           (mutual funds) consisting of 17
                                                                  portfolios
Samuel L. Hayes, III                    178          Director of Tiffany & Co. (specialty
DOB: 2/23/35                                        retailer) and Director of Telect, Inc.
                                                     (telecommunication services company)

Norton H. Reamer                        178                          None
DOB: 9/21/35

Lynn A. Stout                           173                          None
DOB: 9/14/57

Jack L. Treynor                         170                          None
DOB: 2/21/30
-----------------------

EATON VANCE GROWTH FUND AS OF AUGUST 31, 2002

MANAGEMENT AND ORGANIZATION CONT'D

PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

                           POSITION(S)                 TERM OF
         NAME               WITH THE                 OFFICE AND
       AND DATE             TRUST AND                 LENGTH OF                       PRINCIPAL OCCUPATION(S)
       OF BIRTH             PORTFOLIO                  SERVICE                         DURING PAST FIVE YEARS
----------------------------------------------------------------------------------------------------------------------
Gregory L. Coleman       Vice President   Since 2001                          Partner of Atlanta Capital Management
DOB: 10/28/49            of the Trust                                         Company, L.L.C. (Atlanta Capital).
                                                                              Officer of 10 investment companies
                                                                              managed by EVM or BMR.
Arieh Coll               Vice President   Since 2000                          Vice President of EVM and BMR. Officer
DOB: 11/9/63             of the                                               of 3 investment companies managed by EVM
                         Portfolio                                            or BMR.
Thomas E. Faust Jr.      President of     Since 2002                          Executive Vice President and Chief
DOB: 5/31/58             the Trust                                            Investment Officer of EVM and BMR and
                                                                              Director of EVC. Officer of 50
                                                                              investment companies managed by EVM or
                                                                              BMR.
Duncan W. Richardson     President of     Since 2002                          Senior Vice President and Chief Equity
DOB: 10/26/57            the Portfolio                                        Investment Officer of EVM and BMR.
                                                                              Officer of 41 investment companies
                                                                              managed by EVM or BMR.
James A. Womack          Vice President   Since 2001                          Vice President of Atlanta Capital.
DOB: 11/20/68            of the Trust                                         Officer of 10 investment companies
                                                                              managed by EVM or BMR.
Alan R. Dynner           Secretary        Since 1997                          Vice President, Secretary and Chief
DOB: 10/10/40                                                                 Legal Officer of BMR, EVM, EVD and EVC.
                                                                              Officer of 178 investment companies
                                                                              managed by EVM or BMR.
William J. Austin Jr.    Treasurer of     Since 2002                          Assistant Vice President of EVM and BMR.
DOB: 12/27/51            the Portfolio                                        Officer of 54 investment companies
                                                                              managed by EVM or BMR.
James L. O'Connor        Treasurer of     Since 1989                          Vice President of BMR, EVM and EVD.
DOB: 4/1/45              the Trust                                            Officer of 100 investment companies
                                                                              managed by EVM or BMR.
----------------------------------------------------------------------------------------------------------------------


         NAME
       AND DATE
       OF BIRTH
-----------------------
Gregory L. Coleman
DOB: 10/28/49

Arieh Coll
DOB: 11/9/63

Thomas E. Faust Jr.
DOB: 5/31/58

Duncan W. Richardson
DOB: 10/26/57

James A. Womack
DOB: 11/20/68

Alan R. Dynner
DOB: 10/10/40

William J. Austin Jr.
DOB: 12/27/51

James L. O'Connor
DOB: 4/1/45

-----------------------

 (1)  Includes both master and feeder funds in a master-feeder structure.

The SAI for the Fund includes additional information about the Trustees and officers of the Fund and Portfolio and can be obtained without charge by calling 1-800-225-6265.

INVESTMENT ADVISER OF GROWTH PORTFOLIO
BOSTON MANAGEMENT AND RESEARCH
The Eaton Vance Building
255 State Street
Boston, MA 02109



ADMINISTRATOR OF EATON VANCE GROWTH FUND
EATON VANCE MANAGEMENT
The Eaton Vance Building
255 State Street
Boston, MA 02109



PRINCIPAL UNDERWRITER
EATON VANCE DISTRIBUTORS, INC.
The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260



CUSTODIAN
INVESTORS BANK & TRUST COMPANY
200 Clarendon Street
Boston, MA 02116

TRANSFER AGENT
PFPC INC.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122


INDEPENDENT ACCOUNTANTS
PRICEWATERHOUSECOOPERS LLP
160 Federal Street
Boston, MA 02110

                                EATON VANCE FUNDS
                             EATON VANCE MANAGEMENT
                         BOSTON MANAGEMENT AND RESEARCH
                          EATON VANCE DISTRIBUTORS,INC.

                                 PRIVACY NOTICE

The Eaton Vance organization is committed to ensuring your financial privacy. This notice is being sent to comply with privacy regulations of the Securities and Exchange Commission. Each of the above financial institutions has in effect the following policy with respect to nonpublic personal information about its customers:

- Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected.

- None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account).

- Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

For more information about Eaton Vance's privacy policies,
                              call: 1-800-262-1122

EATON VANCE GROWTH FUND
THE EATON VANCE BUILDING
255 STATE STREET
BOSTON, MA 02109

   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.

444-10/02                                                                  GFSRC